Significant Accounting Policies (Details) - Schedule of finite lived intangible assets acquired and related estimated useful lives	12 Months Ended
Dec. 31, 2008
Customer contracts [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life at the time of acquisition	8 years 8 months 12 days
Customer relationships [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life at the time of acquisition	4 years
Customer relationships [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life at the time of acquisition	7 years
Customer list [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life at the time of acquisition	5 years
Trade name [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated useful life at the time of acquisition	10 years